Expense Example - Short Real Estate ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	1,025	1,885	4,108	281	1,313	2,344	4,917